Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

4. Leases

On adoption of IFRS 16, the Partnership recognized lease liabilities in relation to leases of vessel communication equipment which had previously been classified as operating leases under IAS 17 Leases. As of January 1, 2019, these liabilities were measured at the present value of the remaining lease payments, discounted using a weighted average incremental borrowing rate of 4.8%.

The movements in right-of use assets and lease liabilities are reported in the following tables:

Right-of-use assets	Vessel equipment
As of January 1, 2019	1,585
Depreciation expense	(552)
As of December 31, 2019	1,033

Lease liabilities
As of January 1, 2019	1,393
Lease expense (Note 13)	56
Payments	(563)
As of December 31, 2019	886
Lease liabilities, current portion	472
Lease liabilities, non-current portion	414
Total	886